Inventory - Summary of the Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 199	$ 147	$ 276
Work in process	454	446	211
Finished goods	1,019	902	748
Total	1,672	1,495	1,235
Less: allowance for inventory obsolescence	(139)	(126)	(36)
Inventory, net	$ 1,533	$ 1,369	$ 1,199